Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B		Additional Paid-in Capital	Statutory Reserve	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Gain (Loss)	Total
Balance at Dec. 31, 2024		$ 21,629	[1]	$ 5,670	[1]	$ 17,724,592	$ 661,924	$ 391,338	$ (379,707)	$ 1,842,544
Balance (in Shares) at Dec. 31, 2024	[1]	2,705		709
Issuance of the Equity Security Units	[2]	$ 16,000	[1]		[1]	6,894,134				6,910,134
Issuance of the Equity Security Units (in Shares)	[1],[2]	2,000
Share issuance for warrants exercised		$ 8,173	[1]		[1]	(8,173)
Share issuance for warrants exercised (in Shares)	[1]	1,022
Net income (loss)			[1]		[1]			(1,048,793)		(1,048,793)
Foreign currency translation gain			[1]		[1]				257,368	257,368
Balance at Jun. 30, 2025		$ 45,802	[1]	$ 5,670	[1]	24,610,553	661,924	(657,455)	(122,339)	24,544,155
Balance (in Shares) at Jun. 30, 2025	[1]	5,727		709
Balance at Dec. 31, 2025		$ 3,890	[1]	$ 7	[1]	54,658,128	740,816	499,986	308,105	56,210,932
Balance (in Shares) at Dec. 31, 2025	[1]	389,080		709
Issuance of ordinary shares		$ 32,500	[1]		[1]	12,826,122				12,858,622
Issuance of ordinary shares (in Shares)	[1]	3,250,000
Surrender of ordinary shares		$ (13,174)	[1]		[1]	13,174
Surrender of ordinary shares (in Shares)	[1]	(1,317,429)
Effect of rounding fractional shares into whole shares upon the reverse share split			[1]		[1]
Effect of rounding fractional shares into whole shares upon the reverse share split (in Shares)	[1]	31
Net income (loss)			[1]		[1]			848,927		848,927
Foreign currency translation gain			[1]		[1]				530,466	530,466
Balance at Jun. 30, 2026		$ 23,216	[1]	$ 7	[1]	$ 67,497,424	$ 740,816	$ 1,348,913	$ 838,571	$ 70,448,947
Balance (in Shares) at Jun. 30, 2026	[1]	2,321,682		709

[1]	Retrospectively restated to reflect the effects of the reverse share split on August 18, 2025 and May 7, 2026, and the Share Capital Reduction and Reorganization on March 13, 2026 (see Note 13).
[2]	The Equity Security Units issued on June 13, 2025 (see Note 13)